LEASES (Schedule of lease-related assets and liabilities recorded on the consolidated balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating lease right-of-use assets	$ 1,027	$ 1,426
Current liabilities
Current maturities of operating leases	495	430
Long-term liabilities
Non-current operating leases	$ 496	$ 878
Weighted Average Remaining Lease Term Operating leases	1 year 7 months 28 days	2 years 7 months 2 days
Weighted Average Discount Rate Operating leases	13.60%	13.70%